CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Condensed statement of financial position
Condensed statement of financial position:
As of December 31

	2021	2020	2019
Non-current assets
Intangible assets	6	8	10
Tangible fixed assets	3	8	15
Financial fixed assets	690	138	1,152
Total non-current assets	699	154	1,177
Total current assets	119	320	393

Total assets	818	474	1,570

Equity	586	163	1,226
Total liabilities	232	311	344

Total equity and liabilities	818	474	1,570

Condensed income statement
Condensed income statement:
for the years ended December 31

	2021	2020	2019
Selling, general and administrative expenses	(86)	(101)	(160)
Other operating gains	—	—	350
Recharged expenses to group companies	(11)	3	21

Operating (loss) / profit	(97)	(98)	211
Finance income and (costs)	2	(2)	6
Share in result of subsidiaries after tax	773	(249)	404
Income tax	(4)	—	—
Total non-operating income and expenses	772	(251)	410

Profit / (loss) for the year	674	(349)	621

Condensed statements of comprehensive income	Condensed statements of comprehensive income: for the years ended December 31

	2021	2020	2019
Total comprehensive (loss) / profit for the year, net of tax	—	(800)	733

Condensed statement of cash flows
Condensed statement of cash flows:
for the years ended December 31

	2021	2020	2019

Net cash flows from operating activities	(27)	(13)	(213)

Investing activities
Receipt of dividends	—	—	—
Receipt of capital surplus from a subsidiary	(1)	317	650
Other cash flows from investing activities	3	—	101
Net cash flows used in investing activities	2	317	751

Financing activities
Proceeds from borrowings net of fees paid	—	—	—
Repayment of borrowings	—	—	—
Dividends paid to equity owners of the parent	—	(260)	(522)
Share capital issued and paid	—	—	—

Net cash flows generated from/(used in) financing activities	—	(260)	(522)

Net increase (decrease) in cash and cash equivalents	(25)	44	16
Net foreign exchange difference	—	—	—
Cash and cash equivalents at beginning of period	79	35	19
Cash and cash equivalents at end of period	54	79	35